SEC Registration Nos.
Nos. 811-10045 and 333-44064

  ____________________________________________________________________________________
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 ____________________________________________________________________________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 52
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT ACT OF 1940

Amendment No. 55

 ____________________________________________________________________________________
Calvert Impact Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
 ____________________________________________________________________________________
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Registrant’s Telephone Number: (301) 951-4800
____________________________________________________________________________________

John H. Streur
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
____________________________________________________________________________________
It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of rule 485.

EXPLANTORY NOTE
This post-Effective Amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of the Post-Effective amendment No. 51 to this Registration Statement, as filed on April 29, 2016.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 9th day of June 2016.

CALVERT IMPACT FUND, INC.

By:	**
John H. Streur President and Director
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 9th day of June 2016 by the following persons in the capacities indicated.

Signature	Title
_______________**______________ D. WAYNE SILBY	DIRECTOR
_______________**______________ JOHN G. GUFFEY, JR.	DIRECTOR
_______________**______________ JOHN H. STREUR	PRESIDENT AND DIRECTOR (PRINCIPAL EXECUTIVE OFFICER)
_______________**______________ VICKI L. BENJAMIN	TREASURER (PRINCIPAL FINANCIAL OFFICER)
_______________**______________ REBECCA L. ADAMSON	DIRECTOR
_______________**______________ RICHARD L. BAIRD, JR.	DIRECTOR
_______________**______________ JOY V. JONES	DIRECTOR
_______________**______________ TERRENCE J. MOLLNER	DIRECTOR
_______________**______________ SYDNEY A. MORRIS	DIRECTOR
_______________**______________ MILES D. HARPER, III	DIRECTOR

**By:	/S/ Andrew K. Niebler Andrew K. Niebler

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 51, April 29, 2016, accession number 0001121624-16-000133.

Calvert Impact Fund, Inc.
Post-Effective Amendment No. 52
Registration No. 333-44064
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def
XBRL Taxonomy Extension Calculation Linkbase	Ex-101.cal